Goodwill (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Goodwill
8.	Goodwill

On August 2, 2019, QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).

Impairment loss of $49,564 was recognized during the year ended December 31, 2020.

Huale Group Co. Limited [Member]
Goodwill
6.	Goodwill

On August 2, 2019, QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).

No impairment loss on goodwill is recognized during the period ended June 30, 2020 and the year ended December 31, 2019.